UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23028

Winton Diversified Opportunities Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-330-9999

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
Below is a list of open equity swap contracts held by the Fund at January 31, 2016. All equity swap contracts are held with one counterparty, Morgan Stanley.

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Acciona SA	EONIA-1D	10/04/17	13	992	-

Adidas	EONIA-1D	10/03/17	194	19,938	-

Aegon N.V.	EONIA-1D	10/03/17	1,485	8,357	-

Air Liquide SA	EONIA-1D	10/03/17	21	2,164	-

Airbus Group	EONIA-1D	10/03/17	66	4,129	-

Allianz	EONIA-1D	10/03/17	31	4,986	-

Amadeus It Holding SA	EONIA-1D	10/04/17	453	18,389	-

Anheuser-Busch Inbev SA	EONIA-1D	10/03/17	2	251	-

Asml Holding N.V.	EONIA-1D	10/03/17	69	6,288	-

AXA SA	EONIA-1D	10/03/17	800	19,711	-

Banco Bilbao Vizcaya	EONIA-1D	10/04/17	2,791	17,806	-

Banco SAntander SA	EONIA-1D	10/04/17	5,568	23,708	-

Basf SE	EONIA-1D	10/03/17	224	14,809	-

Bayer	EONIA-1D	10/03/17	39	4,363	-

Bouygues SA	EONIA-1D	10/03/17	429	16,741	-

Cap Gemini	EONIA-1D	10/03/17	278	25,292	-

Casino Guichard Perrachon	EONIA-1D	10/03/17	97	4,379	-

Christian Dior SE	EONIA-1D	10/03/17	93	15,678	-

Continental	EONIA-1D	10/03/17	82	17,089	-

Credit Agricole SA	EONIA-1D	10/03/17	1,367	13,602	-

Daimler AG	EONIA-1D	10/03/17	16	1,111	-

Dassault Systemes SA	EONIA-1D	10/03/17	105	8,088	-

Delhaize Group	EONIA-1D	10/03/17	214	22,332	-

Deutsche Bank AG	EONIA-1D	10/03/17	189	3,354	-

Deutsche Boerse AG	EONIA-1D	10/03/17	123	10,462	-

Deutsche Post AG	EONIA-1D	10/03/17	94	2,271	-

Eni Spa	EONIA-1D	10/03/17	547	7,860	-

Essilor International	EONIA-1D	10/03/17	9	1,114	-

Ferrovial SA	EONIA-1D	10/04/17	56	1,220	-

Fortum OYJ	EONIA-1D	10/03/17	636	9,944	-

Fresenius Medical Care AG	EONIA-1D	10/03/17	86	7,600	-

Fresenius SE & KGAA	EONIA-1D	10/03/17	240	15,826	-

GEA Group AG	EONIA-1D	10/03/17	202	8,442	-

Groupe Bruxelles Lambert	EONIA-1D	10/03/17	22	1,663	-

Henkel AG & KGAA	EONIA-1D	10/03/17	54	5,713	-

Hermes International	EONIA-1D	10/03/17	44	14,928	-

Industria De Diseno Textil SA	EONIA-1D	10/04/17	161	5,259	-

Infineon Technologies AG	EONIA-1D	10/03/17	1,382	18,363	-

ING Groep N.V.	EONIA-1D	10/03/17	2,126	24,373	-

Intesa Sanpaolo	EONIA-1D	10/03/17	3,565	10,099	-

KBC Groep N.V.	EONIA-1D	10/03/17	332	18,964	-

Kering	EONIA-1D	10/03/17	34	5,704	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Kone OYJ	EONIA-1D	10/03/17	320	13,978	-

Koninklijke Ahold N.V.	EONIA-1D	10/03/17	933	21,024	-

Koninklijke Kpn N.V.	EONIA-1D	10/03/17	342	1,317	-

Legrand SA	EONIA-1D	10/03/17	81	4,445	-

Linde AG	EONIA-1D	10/03/17	72	9,707	-

L’Oreal	EONIA-1D	10/03/17	64	10,911	-

Luxottica Group SPA	EONIA-1D	10/03/17	336	20,923	-

Lvmh Moet Hennessy Louis	EONIA-1D	10/03/17	184	29,506	-

Mediaset Spa	EONIA-1D	10/03/17	5,633	18,798	-

Mediobanca Spa	EONIA-1D	10/03/17	1,282	10,217	-

Merck KGAA	EONIA-1D	10/03/17	257	22,269	-

Metro AG	EONIA-1D	10/03/17	144	4,044	-

Metso OYJ	EONIA-1D	10/03/17	459	9,437	-

Michelin	EONIA-1D	10/03/17	262	23,831	-

Muenchener Rueckver AG	EONIA-1D	10/03/17	26	4,975	-

Nokia OYJ	EONIA-1D	10/03/17	1,014	7,242	-

Nokian Renkaat OYJ	EONIA-1D	10/03/17	545	18,399	-

Orange	EONIA-1D	10/03/17	665	11,750	-

Pernod Ricard SA	EONIA-1D	10/03/17	23	2,687	-

Peugeot SA	EONIA-1D	10/03/17	1,582	23,383	-

Porsche Automobil Holdings	EONIA-1D	10/03/17	214	9,677	-

Postnl N.V.	EONIA-1D	10/03/17	3,210	11,636	-

Randstad Holding N.V.	EONIA-1D	10/03/17	400	21,697	-

Relx N.V.	EONIA-1D	10/03/17	353	5,869	-

Renault SA	EONIA-1D	10/03/17	297	25,044	-

RWE AG	EONIA-1D	10/03/17	16	223	-

Ryanair Holdings PLC	EONIA-1D	10/03/17	1,011	15,042	-

Sanofi	EONIA-1D	10/03/17	262	21,702	-

Sap SE	EONIA-1D	10/03/17	36	2,851	-

Schneider Electric SE	EONIA-1D	10/03/17	419	22,265	-

SES	EONIA-1D	10/03/17	545	14,192	-

Siemens AG	EONIA-1D	10/03/17	56	5,343	-

Societe Generale SA	EONIA-1D	10/03/17	373	14,199	-

Sodexo	EONIA-1D	10/03/17	71	6,927	-

Solvay SA	EONIA-1D	10/03/17	122	10,045	-

Stmicroelectronics	EONIA-1D	10/03/17	423	2,751	-

Telefonica SA	EONIA-1D	10/04/17	644	6,744	-

Tenaris SA	EONIA-1D	10/03/17	1,483	15,212	-

Thales SA	EONIA-1D	10/03/17	21	1,594	-

Umicore	EONIA-1D	10/03/17	274	10,020	-

Unibail-Rodamco SE	EONIA-1D	10/03/17	18	4,519	-

Unicredit Spa	EONIA-1D	10/03/17	504	1,935	-

Unilever N.V.	EONIA-1D	10/03/17	20	885	-

Upm-Kymmene OYJ	EONIA-1D	10/03/17	1,309	21,175	-

Valeo SA	EONIA-1D	10/03/17	195	25,204	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Vinci SA	EONIA-1D	10/03/17	109	7,362	-

Vivendi	EONIA-1D	10/03/17	2,779	60,231	-

Wartsila OYJ	EONIA-1D	10/03/17	266	11,890	-

Wolters Kluwer	EONIA-1D	10/03/17	197	6,681	-

Abbott Laboratories	FEDEF-1D	10/04/17	1,791	67,789	-

Accenture PLC, Cl A	FEDEF-1D	10/04/17	414	43,694	-

ADT Corp	FEDEF-1D	10/04/17	559	16,535	-

Advance Auto Parts	FEDEF-1D	10/04/17	226	34,363	-

Aetna Inc	FEDEF-1D	10/04/17	339	34,524	-

Affiliated Managers Group	FEDEF-1D	10/04/17	271	36,365	-

Aflac	FEDEF-1D	10/04/17	1,763	102,183	-

Agilent Technologies	FEDEF-1D	10/04/17	1,174	44,201	-

Akamai Technologies	FEDEF-1D	10/04/17	45	2,053	-

Alaska Air Group	FEDEF-1D	10/04/17	572	40,269	-

Alliance Data Systems	FEDEF-1D	10/04/17	43	8,591	-

Allstate	FEDEF-1D	10/04/17	1,718	104,111	-

Amazon.com Inc	FEDEF-1D	10/04/17	85	49,895	-

AMC Networks	FEDEF-1D	10/04/17	599	43,601	-

American Express	FEDEF-1D	10/04/17	179	9,577	-

American International Group	FEDEF-1D	10/04/17	1,146	64,726	-

Ameriprise Financial	FEDEF-1D	10/04/17	619	56,112	-

Amerisourcebergen	FEDEF-1D	10/04/17	951	85,172	-

Ametek	FEDEF-1D	10/04/17	182	8,563	-

Amgen	FEDEF-1D	10/04/17	353	53,914	-

Amphenol, Cl A	FEDEF-1D	10/04/17	946	46,893	-

Analog Devices	FEDEF-1D	10/04/17	553	29,785	-

Anthem	FEDEF-1D	10/04/17	485	63,288	-

AON PLC	FEDEF-1D	10/04/17	636	55,860	-

Apartment Investment & Management Company	FEDEF-1D	10/04/17	503	19,692	-

Apple	FEDEF-1D	10/04/17	1,067	103,862	-

Archer-Daniels-Midland	FEDEF-1D	10/04/17	2,695	95,268	-

Automatic Data Processing	FEDEF-1D	10/04/17	48	3,988	-

Autonation Inc	FEDEF-1D	10/04/17	670	28,978	-

Autozone	FEDEF-1D	10/04/17	44	33,765	-

Avery Dennison	FEDEF-1D	10/04/17	292	17,780	-

Bank Of America	FEDEF-1D	10/04/17	2,010	28,421	-

Bank Of New York Mellon	FEDEF-1D	10/04/17	862	31,222	-

Baxter International	FEDEF-1D	10/04/17	727	26,608	-

BB&T	FEDEF-1D	10/04/17	1,861	60,780	-

Bed Bath & Beyond	FEDEF-1D	10/04/17	1,538	66,395	-

Berkshire Hathaway	FEDEF-1D	10/04/17	121	15,702	-

Best Buy	FEDEF-1D	10/04/17	2,079	58,066	-

Biogen Inc	FEDEF-1D	10/04/17	19	5,188	-

Blackrock	FEDEF-1D	10/04/17	42	13,199	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Boeing	FEDEF-1D	10/04/17	336	40,364	-

Boston Properties	FEDEF-1D	10/04/17	4	465	-

Brown-Forman, Cl B	FEDEF-1D	10/04/17	274	26,808	-

C.H. Robinson Worldwide	FEDEF-1D	10/04/17	273	17,682	-

CA Technologies	FEDEF-1D	10/04/17	2,081	59,787	-

Cablevision Systems	FEDEF-1D	10/04/17	1,526	48,695	-

Cadence Design Systems	FEDEF-1D	10/04/17	752	14,709	-

Camden Property Trust	FEDEF-1D	10/04/17	184	14,039	-

Cameron International	FEDEF-1D	10/04/17	30	1,970	-

Campbell Soup	FEDEF-1D	10/04/17	187	10,549	-

Capital One Financial	FEDEF-1D	10/04/17	1,576	103,417	-

Cardinal Health	FEDEF-1D	10/04/17	761	61,923	-

Carnival	FEDEF-1D	10/04/17	1,093	52,606	-

Caterpillar	FEDEF-1D	10/04/17	4	249	-

CBRE Group	FEDEF-1D	10/04/17	1,358	37,983	-

CBS, Cl B	FEDEF-1D	10/04/17	266	12,635	-

Charles Schwab	FEDEF-1D	10/04/17	797	20,347	-

Church & Dwight	FEDEF-1D	10/04/17	423	35,532	-

Cigna	FEDEF-1D	10/04/17	409	54,642	-

Cintas	FEDEF-1D	10/04/17	164	14,091	-

Cisco Systems	FEDEF-1D	10/04/17	3,740	88,975	-

Citigroup	FEDEF-1D	10/04/17	1,376	58,590	-

Citrix Systems	FEDEF-1D	10/04/17	248	17,474	-

CME Group	FEDEF-1D	10/04/17	308	27,674	-

Coach	FEDEF-1D	10/04/17	1,387	51,388	-

Coca-Cola Enterprises	FEDEF-1D	10/04/17	87	4,039	-

Cognizant Technology Solutions	FEDEF-1D	10/04/17	773	48,939	-

Colgate-Palmolive	FEDEF-1D	10/04/17	238	16,072	-

Comcast, Cl A	FEDEF-1D	10/04/17	746	41,560	-

Comerica	FEDEF-1D	10/04/17	447	15,332	-

Community Health Systems	FEDEF-1D	10/04/17	303	6,508	-

Computer Sciences	FEDEF-1D	10/04/17	1,262	40,472	-

Corning	FEDEF-1D	10/04/17	6,205	115,475	-

Costco Wholesale	FEDEF-1D	10/04/17	35	5,289	-

Cummins	FEDEF-1D	10/04/17	759	68,227	-

CVS Health	FEDEF-1D	10/04/17	678	65,488	-

Darden Restaurants	FEDEF-1D	10/04/17	486	30,647	-

Davita Healthcare Partner	FEDEF-1D	10/04/17	705	47,320	-

Deere & Company	FEDEF-1D	10/04/17	915	70,464	-

Delphi Automotive	FEDEF-1D	10/04/17	647	42,016	-

Discover Financial Services	FEDEF-1D	10/04/17	880	40,295	-

Dollar General	FEDEF-1D	10/04/17	472	35,428	-

Dollar Tree	FEDEF-1D	10/04/17	204	16,589	-

Dover	FEDEF-1D	10/04/17	488	28,524	-

Dow Chemical	FEDEF-1D	10/04/17	678	28,476	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Dr Horton	FEDEF-1D	10/04/17	1,575	43,328	-

E*Trade Financial Corporation	FEDEF-1D	10/04/17	980	23,089	-

E.I. Du Pont De Nemours	FEDEF-1D	10/04/17	7	369	-

Eaton PLC	FEDEF-1D	10/04/17	1,110	56,066	-

EBAY	FEDEF-1D	10/04/17	5,540	129,968	-

Edwards Lifesciences	FEDEF-1D	10/04/17	296	23,150	-

Electronic Arts	FEDEF-1D	10/04/17	761	49,119	-

Eli Lilly & Company	FEDEF-1D	10/04/17	208	16,453	-

EMC	FEDEF-1D	10/04/17	2,027	50,209	-

Emerson Electric	FEDEF-1D	10/04/17	1,232	56,647	-

Equifax	FEDEF-1D	10/04/17	222	23,488	-

Equinix	FEDEF-1D	10/04/17	9	2,795	-

Equity Residential	FEDEF-1D	10/04/17	34	2,621	-

Estee Lauder Companies	FEDEF-1D	10/04/17	645	54,986	-

Everest Re Group Limited	FEDEF-1D	10/04/17	252	45,093	-

Expedia Inc	FEDEF-1D	10/04/17	454	45,872	-

Expeditors International	FEDEF-1D	10/04/17	590	26,621	-

Express Scripts Holding Company	FEDEF-1D	10/04/17	361	25,945	-

F5 Networks	FEDEF-1D	10/04/17	364	34,136	-

Fidelity National Information Services	FEDEF-1D	10/04/17	252	15,052	-

Fifth Third Bancorp	FEDEF-1D	10/04/17	3,571	56,422	-

Fiserv	FEDEF-1D	10/04/17	412	38,959	-

Fluor	FEDEF-1D	10/04/17	859	38,561	-

Foot Locker	FEDEF-1D	10/04/17	803	54,251	-

Ford Motor	FEDEF-1D	10/04/17	6,895	82,326	-

Franklin Resources	FEDEF-1D	10/04/17	2,544	88,175	-

General Dynamics	FEDEF-1D	10/04/17	139	18,594	-

General Mills	FEDEF-1D	10/04/17	556	31,420	-

Genuine Parts	FEDEF-1D	10/04/17	504	43,430	-

Gilead Sciences	FEDEF-1D	10/04/17	1,135	94,205	-

Goldman Sachs Group	FEDEF-1D	10/04/17	807	130,379	-

Goodyear Tire & Rubber	FEDEF-1D	10/04/17	2,548	72,389	-

H&R Block	FEDEF-1D	10/04/17	1,538	52,369	-

Hanesbrands	FEDEF-1D	10/04/17	283	8,651	-

Harley-Davidson	FEDEF-1D	10/04/17	790	31,600	-

Harman International	FEDEF-1D	10/04/17	218	16,217	-

Harris	FEDEF-1D	10/04/17	294	25,569	-

Hartford Financial Services	FEDEF-1D	10/04/17	1,308	52,555	-

Hasbro	FEDEF-1D	10/04/17	964	71,606	-

Hewlett-Packard	FEDEF-1D	10/04/17	3,162	30,703	-

Hologic	FEDEF-1D	10/04/17	752	25,523	-

Home Depot	FEDEF-1D	10/04/17	109	13,708	-

Honeywell International	FEDEF-1D	10/04/17	78	8,050	-

Humana	FEDEF-1D	10/04/17	73	11,884	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Huntington Bancshares	FEDEF-1D	10/04/17	6,002	51,497	-

IBM	FEDEF-1D	10/04/17	1,414	176,453	-

Illinois Tool Works	FEDEF-1D	10/04/17	45	4,053	-

Ingersoll-Rand PLC	FEDEF-1D	10/04/17	1,110	57,132	-

Intel	FEDEF-1D	10/04/17	1,803	55,929	-

Intercontinental Exchange	FEDEF-1D	10/04/17	24	6,331	-

International Paper	FEDEF-1D	10/04/17	302	10,331	-

Interpublic Group of Companies	FEDEF-1D	10/04/17	105	2,356	-

Intuit	FEDEF-1D	10/04/17	114	10,888	-

Intuitive Surgical	FEDEF-1D	10/04/17	4	2,163	-

Invesco Limited	FEDEF-1D	10/04/17	1,965	58,812	-

Johnson Controls	FEDEF-1D	10/04/17	797	28,588	-

JPMorgan Chase & Company	FEDEF-1D	10/04/17	1,859	110,611	-

Juniper Networks	FEDEF-1D	10/04/17	683	16,119	-

Keycorp	FEDEF-1D	10/04/17	5,420	60,487	-

Kla-Tencor	FEDEF-1D	10/04/17	546	36,577	-

Kohls	FEDEF-1D	10/04/17	1,490	74,128	-

Kroger	FEDEF-1D	10/04/17	1,334	51,773	-

L Brands	FEDEF-1D	10/04/17	621	59,709	-

L-3 mmunications Holdings	FEDEF-1D	10/04/17	119	13,904	-

Laboratory Corp of America	FEDEF-1D	10/04/17	291	32,694	-

Lam Research	FEDEF-1D	10/04/17	636	45,658	-

Leggett & Platt	FEDEF-1D	10/04/17	851	35,325	-

Leucadia National	FEDEF-1D	10/04/17	1,878	31,100	-

Lincoln National	FEDEF-1D	10/04/17	1,740	68,660	-

Linear Technology	FEDEF-1D	10/04/17	877	37,474	-

LKD	FEDEF-1D	10/04/17	1,207	33,072	-

Loews	FEDEF-1D	10/04/17	27	999	-

Lowe’s Companies	FEDEF-1D	10/04/17	336	24,078	-

Lyondellbasell Industries, Cl A	FEDEF-1D	10/04/17	1,128	87,950	-

M & T Bank	FEDEF-1D	10/04/17	198	21,816	-

Macy’s	FEDEF-1D	10/04/17	1,347	54,432	-

Marathon Petroleum	FEDEF-1D	10/04/17	848	35,438	-

Marriott International	FEDEF-1D	10/04/17	326	19,977	-

Marsh & Mclennan Companies	FEDEF-1D	10/04/17	734	39,144	-

Masco	FEDEF-1D	10/04/17	2,461	64,946	-

Mastercard, Cl A	FEDEF-1D	10/04/17	309	27,510	-

Mattel	FEDEF-1D	10/04/17	459	12,664	-

Mccormick & Company	FEDEF-1D	10/04/17	205	18,034	-

Mcdonald’s	FEDEF-1D	10/04/17	16	1,980	-

Mckesson	FEDEF-1D	10/04/17	213	34,289	-

Medtronic PLC	FEDEF-1D	10/04/17	11	835	-

Merck & Company	FEDEF-1D	10/04/17	522	26,450	-

Metlife	FEDEF-1D	10/04/17	1,934	86,353	-

Microchip Technology	FEDEF-1D	10/04/17	852	38,178	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Micron Technology	FEDEF-1D	10/04/17	2,709	29,880	-

Mohawk Industries	FEDEF-1D	10/04/17	334	55,581	-

Molson Coors Brewing	FEDEF-1D	10/04/17	123	11,129	-

Mondelez International	FEDEF-1D	10/04/17	1,150	49,565	-

Moody’s	FEDEF-1D	10/04/17	561	50,008	-

Mosaic	FEDEF-1D	10/04/17	1,308	31,523	-

Mylan N.V.	FEDEF-1D	10/04/17	94	4,953	-

National Oilwell Varco	FEDEF-1D	10/04/17	326	10,608	-

Netapp	FEDEF-1D	10/04/17	1,378	30,220	-

New York Community Bancorp	FEDEF-1D	10/04/17	3,613	55,929	-

Newell Rubbermaid	FEDEF-1D	10/04/17	934	36,221	-

Newmont Mining	FEDEF-1D	10/04/17	127	2,535	-

Nike, Cl B	FEDEF-1D	10/04/17	193	11,968	-

Nordstrom	FEDEF-1D	10/04/17	133	6,530	-

Northern Trust	FEDEF-1D	10/04/17	708	43,953	-

Nucor	FEDEF-1D	10/04/17	758	29,615	-

Nvidia Corp	FEDEF-1D	10/04/17	2,894	84,765	-

NVR	FEDEF-1D	10/04/17	25	41,275	-

Omnicom Group	FEDEF-1D	10/04/17	553	40,563	-

Oracle	FEDEF-1D	10/04/17	2,271	82,460	-

O’Reilly Automotive	FEDEF-1D	10/04/17	197	51,397	-

Paccar	FEDEF-1D	10/04/17	1,275	62,564	-

Parker Hannifin	FEDEF-1D	10/04/17	430	41,779	-

Pepsico	FEDEF-1D	10/04/17	14	1,390	-

Perkinelmer	FEDEF-1D	10/04/17	507	24,498	-

Pfizer	FEDEF-1D	10/04/17	1,769	53,937	-

Philip Morris Internation	FEDEF-1D	10/04/17	17	1,530	-

Phillips 66	FEDEF-1D	10/04/17	123	9,858	-

PNC Financial Services Group	FEDEF-1D	10/04/17	992	85,957	-

PPG Industries	FEDEF-1D	10/04/17	76	7,229	-

Priceline Group	FEDEF-1D	10/04/17	36	38,339	-

Principal Financial Group	FEDEF-1D	10/04/17	1,232	46,816	-

Progressive Corp	FEDEF-1D	10/04/17	662	20,688	-

Prudential Financial	FEDEF-1D	10/04/17	574	40,226	-

Public Service Enterprise	FEDEF-1D	10/04/17	100	4,130	-

PVH	FEDEF-1D	10/04/17	230	16,877	-

Qualcomm	FEDEF-1D	10/04/17	61	2,766	-

Quest Diagnostics	FEDEF-1D	10/04/17	496	32,572	-

Red Hat	FEDEF-1D	10/04/17	123	8,616	-

Regions Financial	FEDEF-1D	10/04/17	3,839	31,173	-

Resmed	FEDEF-1D	10/04/17	329	18,654	-

Reynolds American	FEDEF-1D	10/04/17	886	44,256	-

Robert Half International	FEDEF-1D	10/04/17	455	19,915	-

Rockwell Automation	FEDEF-1D	10/04/17	952	90,983	-

Rockwell Collins	FEDEF-1D	10/04/17	217	17,551	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Roper Technologies	FEDEF-1D	10/04/17	39	6,851	-

Ross Stores	FEDEF-1D	10/04/17	1,067	60,029	-

Salesforce.com	FEDEF-1D	10/04/17	48	3,267	-

Sandisk	FEDEF-1D	10/04/17	253	17,887	-

Scripps Networks Interactive	FEDEF-1D	10/04/17	1,043	63,592	-

Seagate Technology	FEDEF-1D	10/04/17	1,835	53,307	-

Sealed Air	FEDEF-1D	10/04/17	446	18,076	-

Sherwin-Williams	FEDEF-1D	10/04/17	37	9,460	-

Skyworks Solutions	FEDEF-1D	10/04/17	314	21,641	-

Snap-On	FEDEF-1D	10/04/17	151	24,396	-

Southwest Airlines	FEDEF-1D	10/04/17	350	13,167	-

St. Jude Medical	FEDEF-1D	10/04/17	677	35,786	-

Stanley Black & Decker	FEDEF-1D	10/04/17	307	28,962	-

Staples	FEDEF-1D	10/04/17	609	5,432	-

Starbucks	FEDEF-1D	10/04/17	875	53,174	-

Starwood Hotels & Resorts	FEDEF-1D	10/04/17	276	17,178	-

State Street	FEDEF-1D	10/04/17	510	28,422	-

Stericycle	FEDEF-1D	10/04/17	10	1,204	-

Stryker	FEDEF-1D	10/04/17	121	11,997	-

Suntrust Banks	FEDEF-1D	10/04/17	1,755	64,198	-

Symantec	FEDEF-1D	10/04/17	403	7,996	-

T Rowe Price Group	FEDEF-1D	10/04/17	220	15,609	-

Target	FEDEF-1D	10/04/17	922	66,771	-

TE Connectivity Limited	FEDEF-1D	10/04/17	619	35,382	-

Tegna	FEDEF-1D	10/04/17	1,559	37,432	-

Tesoro	FEDEF-1D	10/04/17	534	46,592	-

Texas Instruments	FEDEF-1D	10/04/17	717	37,951	-

Textron	FEDEF-1D	10/04/17	195	6,673	-

The Gap	FEDEF-1D	10/04/17	2,721	67,263	-

Thermo Fisher Scientific	FEDEF-1D	10/04/17	130	17,168	-

Tiffany & Company	FEDEF-1D	10/04/17	46	2,937	-

Time Warner Inc	FEDEF-1D	10/04/17	489	34,445	-

Time Warner Cable Inc	FEDEF-1D	10/04/17	354	64,432	-

TJX Companies	FEDEF-1D	10/04/17	339	24,150	-

Toll Brothers	FEDEF-1D	10/04/17	1,361	37,591	-

Torchmark	FEDEF-1D	10/04/17	548	29,778	-

Total System Services	FEDEF-1D	10/04/17	467	18,755	-

Tractor Supply Company	FEDEF-1D	10/04/17	648	57,225	-

Travelers Companies	FEDEF-1D	10/04/17	346	37,036	-

Tripadvisor	FEDEF-1D	10/04/17	88	5,875	-

Twenty-First Century Fox Inc	FEDEF-1D	10/04/17	2,913	78,564	-

Tyson Foods, Cl A	FEDEF-1D	10/04/17	1,268	67,660	-

UDR	FEDEF-1D	10/04/17	204	7,260	-

United Technologies	FEDEF-1D	10/04/17	580	50,860	-

United Therapeutics	FEDEF-1D	10/04/17	262	32,273	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Unitedhealth Group	FEDEF-1D	10/04/17	382	43,991	-

Universal Health Services	FEDEF-1D	10/04/17	219	24,668	-

Unum Group	FEDEF-1D	10/04/17	807	23,112	-

US Bancorp	FEDEF-1D	10/04/17	1,313	52,599	-

Valero Energy	FEDEF-1D	10/04/17	1,501	101,873	-

Varian Medical Systems	FEDEF-1D	10/04/17	635	48,978	-

Verisign	FEDEF-1D	10/04/17	293	22,151	-

VF	FEDEF-1D	10/04/17	604	37,810	-

Viacom, Cl B	FEDEF-1D	10/04/17	917	41,852	-

Visa, Cl A	FEDEF-1D	10/04/17	138	10,280	-

Walgreens Boots Alliance	FEDEF-1D	10/04/17	581	46,317	-

Wal-Mart Stores	FEDEF-1D	10/04/17	909	60,321	-

Walt Disney	FEDEF-1D	10/04/17	861	82,501	-

Waters	FEDEF-1D	10/04/17	346	41,939	-

Wells Fargo & Company	FEDEF-1D	10/04/17	2,015	101,213	-

Welltower	FEDEF-1D	10/04/17	15	933	-

Western Digital	FEDEF-1D	10/04/17	733	35,169	-

Western Union	FEDEF-1D	10/04/17	4,014	71,610	-

Whirlpool	FEDEF-1D	10/04/17	49	6,585	-

Williams-Sonoma	FEDEF-1D	10/04/17	231	11,933	-

Wyndham Worldwide	FEDEF-1D	10/04/17	497	32,255	-

Xerox	FEDEF-1D	10/04/17	3,137	30,586	-

Xilinx	FEDEF-1D	10/04/17	1,630	81,940	-

Xl Group PLC	FEDEF-1D	10/04/17	1,723	62,476	-

Yum! Brands	FEDEF-1D	10/04/17	260	18,816	-

Zions Bancorporation	FEDEF-1D	10/04/17	521	11,816	-

3i Group PLC	SONIA-1D	10/03/17	1,367	8,571	-

Aggreko PLC	SONIA-1D	10/03/17	241	2,916	-

ARM Holdings PLC	SONIA-1D	10/03/17	298	4,198	-

Associated British Foods	SONIA-1D	10/03/17	37	1,653	-

Aviva PLC	SONIA-1D	10/03/17	1,913	13,047	-

Babcock International Group	SONIA-1D	10/03/17	3	39	-

British Land PLC	SONIA-1D	10/03/17	2,597	27,260	-

BT Group PLC	SONIA-1D	10/03/17	332	2,283	-

Bunzl PLC	SONIA-1D	10/03/17	1	27	-

Burberry Group PLC	SONIA-1D	10/03/17	651	11,035	-

Capita PLC	SONIA-1D	10/03/17	677	11,284	-

Carnival PLC	SONIA-1D	10/03/17	324	15,994	-

Compass Group PLC	SONIA-1D	10/03/17	596	10,170	-

CRH PLC	SONIA-1D	10/03/17	293	7,706	-

Daily Mail & General Trust PLC	SONIA-1D	10/03/17	607	5,816	-

Experian PLC	SONIA-1D	10/03/17	1,648	27,818	-

GKN PLC	SONIA-1D	10/03/17	527	2,084	-

Hammerson PLC	SONIA-1D	10/03/17	1,692	14,005	-

Hays PLC	SONIA-1D	10/03/17	1,605	2,891	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

HSBC Holdings PLC	SONIA-1D	10/03/17	1,990	13,897	-

Imperial Tobacco Group PLC	SONIA-1D	10/03/17	112	6,015	-

Intercontinental Hotels	SONIA-1D	10/03/17	370	12,056	-

Intertek Group PLC	SONIA-1D	10/03/17	195	7,828	-

ITV PLC	SONIA-1D	10/03/17	6,495	24,581	-

Kingfisher PLC	SONIA-1D	10/03/17	3,705	17,138	-

Ladbrokes PLC	SONIA-1D	10/03/17	2,370	4,276	-

Land Securities Group PLC	SONIA-1D	10/03/17	1,634	25,380	-

Legal & General Group PLC	SONIA-1D	10/03/17	1,130	3,903	-

Lloyds Banking Group PLC	SONIA-1D	10/03/17	6,129	5,691	-

London Stock Exchange Group	SONIA-1D	10/03/17	96	3,369	-

Man Group PLC	SONIA-1D	10/03/17	3,808	8,783	-

Marks & Spencer Group PLC	SONIA-1D	10/03/17	4,824	29,021	-

Next PLC	SONIA-1D	10/03/17	227	22,298	-

Old Mutual PLC	SONIA-1D	10/03/17	1,836	4,420	-

Persimmon PLC	SONIA-1D	10/03/17	907	26,195	-

Provident Financial PLC	SONIA-1D	10/03/17	307	12,794	-

Prudential PLC	SONIA-1D	10/03/17	213	4,132	-

Reckitt Benckiser Group	SONIA-1D	10/03/17	28	2,476	-

Relx PLC	SONIA-1D	10/03/17	150	2,617	-

Rentokil Initial PLC	SONIA-1D	10/03/17	1,187	2,638	-

Rexam PLC	SONIA-1D	10/03/17	859	7,311	-

Rio Tinto PLC	SONIA-1D	10/03/17	423	10,284	-

Sabmiller PLC	SONIA-1D	10/03/17	62	3,678	-

Sage Group PLC	SONIA-1D	10/03/17	1,876	16,525	-

Schroders PLC	SONIA-1D	10/03/17	246	9,505	-

Segro PLC	SONIA-1D	10/03/17	1,012	6,301	-

Shire PLC	SONIA-1D	10/03/17	404	22,407	-

Sky PLC	SONIA-1D	10/03/17	2,341	35,930	-

Standard Life PLC	SONIA-1D	10/03/17	2,517	12,978	-

UBM PLC	SONIA-1D	10/03/17	774	5,731	-

Unilever PLC	SONIA-1D	10/03/17	77	3,370	-

Vodafone Group PLC	SONIA-1D	10/03/17	4,283	13,603	-

Weir Group PLC	SONIA-1D	10/03/17	223	2,736	-

Whitbread PLC	SONIA-1D	10/03/17	21	1,192	-

William Hill PLC	SONIA-1D	10/03/17	2,482	13,696	-

Wolseley PLC	SONIA-1D	10/03/17	177	8,695	-

WPP PLC	SONIA-1D	10/03/17	728	15,666	-

Alfa Laval AB	STIBO-1W	10/03/17	1,080	18,514	-

Assa Abloy	STIBO-1W	10/03/17	83	1,749	-

Atlas Copco AB	STIBO-1W	10/03/17	898	19,143	-

Boliden	STIBO-1W	10/03/17	1,480	20,453	-

Electrolux AB	STIBO-1W	10/03/17	791	17,158	-

Ericsson	STIBO-1W	10/03/17	3,097	27,232	-

Hennes & Mauritz	STIBO-1W	10/03/17	337	10,981	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Holmen	STIBO-1W	10/03/17	46	1,318	-

Investor	STIBO-1W	10/03/17	883	29,420	-

Millicom International Cellular	STIBO-1W	10/03/17	80	3,515	-

Nordea Bank	STIBO-1W	10/03/17	2,820	28,249	-

Sandvik	STIBO-1W	10/03/17	546	4,537	-

Securitas AB	STIBO-1W	10/03/17	1,013	14,873	-

Skandinaviska Enskilda Bank	STIBO-1W	10/03/17	2,850	27,354	-

Skanska	STIBO-1W	10/03/17	130	2,497	-

SKF	STIBO-1W	10/03/17	46	698	-

Svenska Cellulosa	STIBO-1W	10/03/17	585	17,253	-

Svenska Handelsbanken	STIBO-1W	10/03/17	785	9,823	-

Tele2	STIBO-1W	10/03/17	106	877	-

Teliasonera	STIBO-1W	10/03/17	2,403	11,302	-

Abb Limited	TOIS-1D	10/03/17	1,494	25,618	-

Actelion Ltd-Reg	TOIS-1D	10/03/17	40	5,235	-

Adecco SA	TOIS-1D	10/03/17	368	22,447	-

Baloise Holding	TOIS-1D	10/03/17	131	15,981	-

Compagnie Financiere Richemont	TOIS-1D	10/03/17	120	7,759	-

Credit Suisse Group	TOIS-1D	10/03/17	57	1,001	-

Gam Holding AG	TOIS-1D	10/03/17	200	2,781	-

Geberit AG	TOIS-1D	10/03/17	17	6,003	-

Julius Baer Group Limited	TOIS-1D	10/03/17	207	8,737	-

Kuehne & Nagel International AG	TOIS-1D	10/03/17	55	7,246	-

Lonza Group AG	TOIS-1D	10/03/17	108	16,474	-

Nestle SA	TOIS-1D	10/03/17	88	6,458	-

Novartis AG	TOIS-1D	10/03/17	256	19,613	-

Roche Holding AG	TOIS-1D	10/03/17	20	5,151	-

Swatch Group AG	TOIS-1D	10/03/17	65	22,101	-

Swiss Life Holding AG	TOIS-1D	10/03/17	55	13,935	-

Swiss Re AG	TOIS-1D	10/03/17	294	27,201	-

Swisscom AG	TOIS-1D	10/03/17	27	13,373	-

Syngenta AG	TOIS-1D	10/03/17	13	4,769	-

Zurich Insurance Group AG	TOIS-1D	10/03/17	162	35,700	-

Abertis Infraestructuras SA	(EONIA-1D)	10/04/17	(675)	(10,010)	-

Accor SA	(EONIA-1D)	10/03/17	(472)	(17,876)	-

Acerinox SA	(EONIA-1D)	10/04/17	(49)	(438)	-

ACS Actividades de Construccion y Servicos SA	(EONIA-1D)	10/04/17	(517)	(13,040)	-

Ageas	(EONIA-1D)	10/03/17	(42)	(1,697)	-

Akzo Nobel	(EONIA-1D)	10/03/17	(129)	(8,245)	-

Alstom	(EONIA-1D)	10/03/17	(42)	(1,124)	-

Assicurazioni Generali	(EONIA-1D)	10/03/17	(505)	(7,535)	-

Atlantia	(EONIA-1D)	10/03/17	(62)	(1,615)	-

Banco De SAbadell SA	(EONIA-1D)	10/04/17	(1,665)	(2,998)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $	Unrealized appreciation/ (depreciation) $

Banco Popolare	(EONIA-1D)	10/03/17	(372)	(3,430)	-

Banco Popular Espanol	(EONIA-1D)	10/04/17	(1,527)	(4,096)	-

Bayerische Motoren Werke	(EONIA-1D)	10/03/17	(13)	(1,078)	-

Beiersdorf AG	(EONIA-1D)	10/03/17	(151)	(13,901)	-

BNP Paribas	(EONIA-1D)	10/03/17	(221)	(10,456)	-

Carrefour SA	(EONIA-1D)	10/03/17	(99)	(2,810)	-

Colruyt SA	(EONIA-1D)	10/03/17	(96)	(5,110)	-

Commerzbank	(EONIA-1D)	10/03/17	(1,032)	(8,338)	-

Compagnie de Saint Gobain	(EONIA-1D)	10/03/17	(390)	(16,009)	-

Danone	(EONIA-1D)	10/03/17	(36)	(2,472)	-

Deutsche Telekom AG	(EONIA-1D)	10/03/17	(280)	(4,852)	-

Distribuidora Internacional	(EONIA-1D)	10/04/17	(719)	(3,849)	-

E.On SE	(EONIA-1D)	10/03/17	(109)	(1,112)	-

Edenred	(EONIA-1D)	10/03/17	(361)	(6,762)	-

EDF	(EONIA-1D)	10/03/17	(179)	(2,332)	-

Enagas SA	(EONIA-1D)	10/04/17	(709)	(20,484)	-

Enel Spa	(EONIA-1D)	10/03/17	(6,895)	(28,112)	-

Energias De Portugal	(EONIA-1D)	10/03/17	(427)	(1,486)	-

Engie	(EONIA-1D)	10/03/17	(1,622)	(25,791)	-

Erste Group Bank AG	(EONIA-1D)	10/03/17	(101)	(2,921)	-

Finmeccanica Spa	(EONIA-1D)	10/03/17	(993)	(11,744)	-

Gas Natural SA	(EONIA-1D)	10/04/17	(434)	(8,460)	-

Heidelbergcement	(EONIA-1D)	10/03/17	(35)	(2,560)	-

Heineken N.V.	(EONIA-1D)	10/03/17	(90)	(7,793)	-

Hochtief AG	(EONIA-1D)	10/03/17	(57)	(5,215)	-

Iberdrola SA	(EONIA-1D)	10/04/17	(5,155)	(35,967)	-

K+S AG	(EONIA-1D)	10/03/17	(206)	(4,327)	-

Kerry Group PLC, Cl A	(EONIA-1D)	10/03/17	(18)	(1,461)	-

Koninklijke Dsm N.V.	(EONIA-1D)	10/03/17	(132)	(6,359)	-

Koninklijke Philips N.V.	(EONIA-1D)	10/03/17	(840)	(22,264)	-

Lagardere SCA	(EONIA-1D)	10/03/17	(137)	(3,882)	-

Lanxess AG	(EONIA-1D)	10/03/17	(99)	(4,049)	-

Man SE	(EONIA-1D)	10/03/17	(33)	(3,330)	-

OMV AG	(EONIA-1D)	10/03/17	(245)	(6,271)	-

Proximus	(EONIA-1D)	10/03/17	(56)	(1,924)	-

Qiagen N.V	(EONIA-1D)	10/03/17	(122)	(2,762)	-

Red Electrica Corporacion	(EONIA-1D)	10/04/17	(211)	(16,984)	-

Repsol SA	(EONIA-1D)	10/04/17	(1,452)	(14,913)	-

Safran SA	(EONIA-1D)	10/03/17	(26)	(1,678)	-

Salzgitter AG	(EONIA-1D)	10/03/17	(83)	(1,767)	-

Sampo OYJ	(EONIA-1D)	10/03/17	(37)	(1,778)	-

Snam Spa	(EONIA-1D)	10/03/17	(3,426)	(19,147)	-

Stora Enso OYJ	(EONIA-1D)	10/03/17	(679)	(5,492)	-

Suez Environnement Co	(EONIA-1D)	10/03/17	(381)	(7,039)	-

Telecom Italia Spa	(EONIA-1D)	10/03/17	(5,392)	(5,963)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $		Unrealized appreciation/ (depreciation) $

Terna Spa	(EONIA-1D)	10/03/17	(3,716)	(19,8	39)	-

Thyssenkrupp AG	(EONIA-1D)	10/03/17	(605)	(9,3	19)	-

Total SA	(EONIA-1D)	10/03/17	(618)	(27,3	64)	-

Ubi Banca Scpa	(EONIA-1D)	10/03/17	(1,575)	(7,3	32)	-

UCB SA	(EONIA-1D)	10/03/17	(37)	(3,1	48)	-

Vallourec SA	(EONIA-1D)	10/03/17	(381)	(1,6	70)	-

Veolia Environnement	(EONIA-1D)	10/03/17	(592)	(14,2	18)	-

Voestalpine AG	(EONIA-1D)	10/03/17	(19)	(4	98)	-

Volkswagen AG	(EONIA-1D)	10/03/17	(17)	(1,9	66)	-

3M	(FEDEF-1D)	10/04/17	(1)	(1	51)	-

Abbvie	(FEDEF-1D)	10/04/17	(159)	(8,7	29)	-

Adobe Systems	(FEDEF-1D)	10/04/17	(177)	(15,7	76)	-

AES	(FEDEF-1D)	10/04/17	(2,618)	(24,8	71)	-

Air Products & Chemicals	(FEDEF-1D)	10/04/17	(100)	(12,6	71)	-

Airgas	(FEDEF-1D)	10/04/17	(96)	(13,4	40)	-

Albemarle	(FEDEF-1D)	10/04/17	(539)	(28,3	73)	-

Alcoa	(FEDEF-1D)	10/04/17	(4,170)	(30,3	99)	-

Alexandria Real Estate	(FEDEF-1D)	10/04/17	(132)	(10,4	52)	-

Alexion Pharmaceuticals	(FEDEF-1D)	10/04/17	(144)	(21,0	14)	-

Allergan PLC	(FEDEF-1D)	10/04/17	(54)	(15,3	59)	-

Altria Group	(FEDEF-1D)	10/04/17	(43)	(2,6	28)	-

Ameren Corporation	(FEDEF-1D)	10/04/17	(860)	(38,6	31)	-

American Electric Power	(FEDEF-1D)	10/04/17	(1,048)	(63,8	97)	-

American Tower	(FEDEF-1D)	10/04/17	(523)	(49,3	40)	-

Applied Materials	(FEDEF-1D)	10/04/17	(22)	(3	88)	-

Assurant	(FEDEF-1D)	10/04/17	(197)	(16,0	18)	-

AT&T	(FEDEF-1D)	10/04/17	(843)	(30,3	99)	-

Autodesk	(FEDEF-1D)	10/04/17	(381)	(17,8	38)	-

Avalonbay Communities	(FEDEF-1D)	10/04/17	(28)	(4,8	02)	-

Ball Corp	(FEDEF-1D)	10/04/17	(16)	(1,0	69)	-

Becton Dickinson	(FEDEF-1D)	10/04/17	(26)	(3,7	80)	-

Borgwarner	(FEDEF-1D)	10/04/17	(251)	(7,3	69)	-

Boston Scientific	(FEDEF-1D)	10/04/17	(188)	(3,2	96)	-

Bristol-Myers Squibb	(FEDEF-1D)	10/04/17	(137)	(8,5	16)	-

Carmax	(FEDEF-1D)	10/04/17	(565)	(24,9	62)	-

Celgene	(FEDEF-1D)	10/04/17	(12)	(1,2	04)	-

Centerpoint Energy	(FEDEF-1D)	10/04/17	(2,014)	(35,9	90)	-

Centurylink	(FEDEF-1D)	10/04/17	(1,818)	(46,2	14)	-

Cerner	(FEDEF-1D)	10/04/17	(193)	(11,1	96)	-

CF Industries Holdings	(FEDEF-1D)	10/04/17	(633)	(18,9	90)	-

Chevron	(FEDEF-1D)	10/04/17	(697)	(60,2	70)	-

Chipotle Mexican Grill	(FEDEF-1D)	10/04/17	(15)	(6,7	95)	-

Chubb Limited	(FEDEF-1D)	10/04/17	(44)	(4,9	75)	-

Cincinnati Financial	(FEDEF-1D)	10/04/17	(158)	(9,1	06)	-

Clorox Company	(FEDEF-1D)	10/04/17	(12)	(1,5	49)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $		Unrealized appreciation/ (depreciation) $

CMS Energy	(FEDEF-1D)	10/04/17	(710)	(27,6	05)	-

Coca Cola Co	(FEDEF-1D)	10/04/17	(155)	(6,6	53)	-

Conagra Foods	(FEDEF-1D)	10/04/17	(377)	(15,6	98)	-

Conocophillips	(FEDEF-1D)	10/04/17	(48)	(1,8	76)	-

Consolidated Edison	(FEDEF-1D)	10/04/17	(398)	(27,6	17)	-

Constellation Brands	(FEDEF-1D)	10/04/17	(6)	(9	15)	-

Cooper Companies	(FEDEF-1D)	10/04/17	(10)	(1,3	12)	-

CR Bard	(FEDEF-1D)	10/04/17	(134)	(24,5	58)	-

Crown Castle International	(FEDEF-1D)	10/04/17	(377)	(32,4	97)	-

CSX	(FEDEF-1D)	10/04/17	(418)	(9,6	22)	-

Danaher	(FEDEF-1D)	10/04/17	(224)	(19,4	10)	-

Dentsply International	(FEDEF-1D)	10/04/17	(211)	(12,4	26)	-

Dominion Resources	(FEDEF-1D)	10/04/17	(1,128)	(81,4	08)	-

Dr Pepper Snapple Group	(FEDEF-1D)	10/04/17	(17)	(1,5	95)	-

DTE Energy Company	(FEDEF-1D)	10/04/17	(504)	(42,8	45)	-

Duke Energy	(FEDEF-1D)	10/04/17	(828)	(62,3	48)	-

Eastman Chemical	(FEDEF-1D)	10/04/17	(9)	(5	51)	-

Ecolab	(FEDEF-1D)	10/04/17	(88)	(9,4	93)	-

Edison International	(FEDEF-1D)	10/04/17	(344)	(21,2	59)	-

Endo International PLC	(FEDEF-1D)	10/04/17	(127)	(7,0	45)	-

Entergy	(FEDEF-1D)	10/04/17	(481)	(33,9	49)	-

EOG Resources	(FEDEF-1D)	10/04/17	(108)	(7,6	70)	-

Essex Property Trust Estate	(FEDEF-1D)	10/04/17	(97)	(20,6	72)	-

Eversource Energy	(FEDEF-1D)	10/04/17	(664)	(35,7	23)	-

Exelon	(FEDEF-1D)	10/04/17	(1,477)	(43,6	75)	-

Exxon Mobil	(FEDEF-1D)	10/04/17	(779)	(60,6	45)	-

Fastenal	(FEDEF-1D)	10/04/17	(248)	(10,0	59)	-

Federal Realty Investment Trust	(FEDEF-1D)	10/04/17	(131)	(19,7	59)	-

Fedex Corp	(FEDEF-1D)	10/04/17	(38)	(5,0	49)	-

Firstenergy	(FEDEF-1D)	10/04/17	(1,819)	(60,1	36)	-

Flowserve	(FEDEF-1D)	10/04/17	(285)	(11,0	12)	-

FMC Technologies	(FEDEF-1D)	10/04/17	(214)	(5,3	82)	-

Frontier Communications	(FEDEF-1D)	10/04/17	(5,590)	(25,4	35)	-

Garmin Limited	(FEDEF-1D)	10/04/17	(135)	(4,7	49)	-

General Electric	(FEDEF-1D)	10/04/17	(2,683)	(78,0	75)	-

Halliburton	(FEDEF-1D)	10/04/17	(390)	(12,3	98)	-

HCP	(FEDEF-1D)	10/04/17	(1,100)	(39,5	34)	-

Helmerich & Payne	(FEDEF-1D)	10/04/17	(159)	(8,0	77)	-

Hershey	(FEDEF-1D)	10/04/17	(151)	(13,3	05)	-

Hess	(FEDEF-1D)	10/04/17	(16)	(6	80)	-

Hollyfrontier	(FEDEF-1D)	10/04/17	(321)	(11,2	25)	-

Hormel Foods	(FEDEF-1D)	10/04/17	(256)	(20,5	85)	-

Host Hotels & Resorts	(FEDEF-1D)	10/04/17	(1,679)	(23,2	54)	-

Idexx Laboratories	(FEDEF-1D)	10/04/17	(192)	(13,4	67)	-

Ingredion	(FEDEF-1D)	10/04/17	(42)	(4,2	30)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $		Unrealized appreciation/ (depreciation) $

International Flavors & Fragrances	(FEDEF-1D)	10/04/17	(6)	(7	02)	-

Iron Mountain	(FEDEF-1D)	10/04/17	(562)	(15,4	77)	-

J.B. Hunt Transport Services	(FEDEF-1D)	10/04/17	(102)	(7,4	15)	-

JM Smucker	(FEDEF-1D)	10/04/17	(49)	(6,2	88)	-

Johnson & Johnson	(FEDEF-1D)	10/04/17	(105)	(10,9	66)	-

Kellogg	(FEDEF-1D)	10/04/17	(785)	(57,6	50)	-

Keurig Green Mountain Inc	(FEDEF-1D)	10/04/17	(2)	(1	79)	-

Kimberly-Clark	(FEDEF-1D)	10/04/17	(628)	(80,6	48)	-

Kimco Realty	(FEDEF-1D)	10/04/17	(226)	(6,1	45)	-

Kinder Morgan	(FEDEF-1D)	10/04/17	(333)	(5,4	78)	-

Lennar	(FEDEF-1D)	10/04/17	(104)	(4,3	84)	-

Lockheed Martin	(FEDEF-1D)	10/04/17	(119)	(25,1	09)	-

Marathon Oil	(FEDEF-1D)	10/04/17	(106)	(1,0	31)	-

Mcgraw Hill Financial	(FEDEF-1D)	10/04/17	(65)	(5,5	26)	-

Mead Johnson Nutrition	(FEDEF-1D)	10/04/17	(46)	(3,3	35)	-

Microsoft	(FEDEF-1D)	10/04/17	(255)	(14,0	48)	-

Monsanto	(FEDEF-1D)	10/04/17	(101)	(9,1	51)	-

Motorola Solutions	(FEDEF-1D)	10/04/17	(572)	(38,1	92)	-

Nasdaq	(FEDEF-1D)	10/04/17	(5)	(3	10)	-

Netflix	(FEDEF-1D)	10/04/17	(16)	(1,4	69)	-

Newfield Exploration	(FEDEF-1D)	10/04/17	(24)	(6	98)	-

Nextera Energy	(FEDEF-1D)	10/04/17	(203)	(22,6	77)	-

Nisource	(FEDEF-1D)	10/04/17	(1,117)	(23,4	68)	-

Norfolk Southern	(FEDEF-1D)	10/04/17	(151)	(10,6	46)	-

Northrop Grumman	(FEDEF-1D)	10/04/17	(43)	(7,9	58)	-

Occidental Petroleum	(FEDEF-1D)	10/04/17	(47)	(3,2	35)	-

Paychex	(FEDEF-1D)	10/04/17	(4)	(1	91)	-

Pentair PLC	(FEDEF-1D)	10/04/17	(330)	(15,5	50)	-

Perrigo PLC	(FEDEF-1D)	10/04/17	(170)	(24,5	79)	-

PG&E	(FEDEF-1D)	10/04/17	(1,006)	(55,2	39)	-

Pinnacle West Capital	(FEDEF-1D)	10/04/17	(362)	(24,0	04)	-

Plum Creek Timber	(FEDEF-1D)	10/04/17	(354)	(14,3	41)	-

PPL	(FEDEF-1D)	10/04/17	(1,927)	(67,5	61)	-

Praxair	(FEDEF-1D)	10/04/17	(34)	(3,4	00)	-

Procter & Gamble	(FEDEF-1D)	10/04/17	(7)	(5	72)	-

Prologis	(FEDEF-1D)	10/04/17	(420)	(16,5	77)	-

Public Storage	(FEDEF-1D)	10/04/17	(179)	(45,3	87)	-

Pultegroup	(FEDEF-1D)	10/04/17	(340)	(5,6	98)	-

Ralph Lauren	(FEDEF-1D)	10/04/17	(63)	(7,0	88)	-

Raytheon Company	(FEDEF-1D)	10/04/17	(409)	(52,4	50)	-

Realty Income	(FEDEF-1D)	10/04/17	(210)	(11,7	16)	-

Regeneron Pharmaceuticals	(FEDEF-1D)	10/04/17	(31)	(13,0	23)	-

Republic Services	(FEDEF-1D)	10/04/17	(313)	(13,6	78)	-

Scana	(FEDEF-1D)	10/04/17	(339)	(21,3	40)	-

Schlumberger Limited	(FEDEF-1D)	10/04/17	(142)	(10,2	62)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $		Unrealized appreciation/ (depreciation) $

Sempra Energy	(FEDEF-1D)	10/04/17	(604)	(57,2	29)	-

Simon Property Group	(FEDEF-1D)	10/04/17	(112)	(20,8	63)	-

Spectra Energy	(FEDEF-1D)	10/04/17	(1,367)	(37,5	24)	-

Sysco	(FEDEF-1D)	10/04/17	(1,543)	(61,4	27)	-

The Southern Company	(FEDEF-1D)	10/04/17	(1,776)	(86,8	82)	-

Tyco International PLC	(FEDEF-1D)	10/04/17	(98)	(3,3	70)	-

Under Armour, Cl A	(FEDEF-1D)	10/04/17	(249)	(21,2	72)	-

Union Pacific	(FEDEF-1D)	10/04/17	(295)	(21,2	40)	-

United Parcel Service	(FEDEF-1D)	10/04/17	(391)	(36,4	41)	-

Ventas	(FEDEF-1D)	10/04/17	(424)	(23,4	56)	-

Verizon Communications	(FEDEF-1D)	10/04/17	(82)	(4,0	98)	-

Vertex Pharmaceuticals	(FEDEF-1D)	10/04/17	(90)	(8,1	68)	-

Vornado Realty Trust	(FEDEF-1D)	10/04/17	(157)	(13,8	88)	-

Vulcan Materials	(FEDEF-1D)	10/04/17	(198)	(17,4	64)	-

Waste Management	(FEDEF-1D)	10/04/17	(520)	(27,5	34)	-

WEC Energy Group	(FEDEF-1D)	10/04/17	(658)	(36,3	41)	-

Weyerhaeuser	(FEDEF-1D)	10/04/17	(253)	(6,4	79)	-

Whole Foods Market	(FEDEF-1D)	10/04/17	(486)	(14,2	45)	-

Williams Companies	(FEDEF-1D)	10/04/17	(207)	(3,9	95)	-

WW Grainger	(FEDEF-1D)	10/04/17	(40)	(7,8	68)	-

Wynn Resorts Limited	(FEDEF-1D)	10/04/17	(15)	(1,0	10)	-

Xcel Energy	(FEDEF-1D)	10/04/17	(1,530)	(58,4	77)	-

Xylem	(FEDEF-1D)	10/04/17	(448)	(14,2	96)	-

Zimmer Biomet Holdings	(FEDEF-1D)	10/04/17	(280)	(27,7	93)	-

Aberdeen Asset Management PLC	(SONIA-1D)	10/03/17	(1,484)	(5,1	89)	-

Amec Foster Wheeler PLC	(SONIA-1D)	10/03/17	(198)	(1,1	57)	-

Antofagasta PLC Swap	(SONIA-1D)	10/03/17	(1,055)	(5,6	90)	-

Astrazeneca PLC	(SONIA-1D)	10/03/17	(120)	(7,6	39)	-

BAE Systems PLC	(SONIA-1D)	10/03/17	(626)	(4,5	82)	-

Barclays PLC	(SONIA-1D)	10/03/17	(2,181)	(5,7	54)	-

BHP Billiton PLC	(SONIA-1D)	10/03/17	(443)	(4,2	50)	-

BP PLC	(SONIA-1D)	10/03/17	(989)	(5,2	76)	-

British American Tobacco	(SONIA-1D)	10/03/17	(54)	(2,9	85)	-

Cable & Wireless Communications PLC	(SONIA-1D)	10/03/17	(3,024)	(2,9	51)	-

Cobham PLC	(SONIA-1D)	10/03/17	(1,019)	(3,6	71)	-

Diageo PLC	(SONIA-1D)	10/03/17	(74)	(1,9	78)	-

Firstgroup PLC	(SONIA-1D)	10/03/17	(1,036)	(1,3	67)	-

G4S PLC	(SONIA-1D)	10/03/17	(513)	(1,6	50)	-

Glaxosmithkline PLC	(SONIA-1D)	10/03/17	(39)	(7	96)	-

IMI PLC	(SONIA-1D)	10/03/17	(373)	(4,2	57)	-

International Consolidated Airlines	(SONIA-1D)	10/03/17	(795)	(6,0	84)	-

J. Sainsbury PLC	(SONIA-1D)	10/03/17	(2,216)	(7,7	04)	-

Johnson Matthey PLC	(SONIA-1D)	10/03/17	(257)	(8,9	86)	-

National Grid PLC	(SONIA-1D)	10/03/17	(2,115)	(29,5	75)	-

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Reference entity/obligation	Fund pays/(receives)	Termination date	Contracts	Notional amount $		Unrealized appreciation/ (depreciation) $

Pearson PLC	(SONIA-1D)	10/03/17	(428)	(4,7	90)	-

Petrofac Limited	(SONIA-1D)	10/03/17	(293)	(3,2	90)	-

Randgold Resources	(SONIA-1D)	10/03/17	(39)	(2,7	48)	-

Rolls-Royce Holdings PLC	(SONIA-1D)	10/03/17	(1,871)	(14,7	30)	-

Royal Bank of Scotland Group	(SONIA-1D)	10/03/17	(2,977)	(10,6	71)	-

Royal Dutch Shell PLC	(SONIA-1D)	10/03/17	(221)	(4,7	68)	-

Rsa Insurance Group PLC	(SONIA-1D)	10/03/17	(1,379)	(8,1	45)	-

Severn Trent PLC	(SONIA-1D)	10/03/17	(231)	(7,1	73)	-

Smith & Nephew PLC	(SONIA-1D)	10/03/17	(142)	(2,3	41)	-

Smiths Group	(SONIA-1D)	10/03/17	(118)	(1,5	79)	-

SSE PLC	(SONIA-1D)	10/03/17	(568)	(11,6	83)	-

Standard Chartered	(SONIA-1D)	10/03/17	(86)	(5	75)	-

Tate & Lyle PLC	(SONIA-1D)	10/03/17	(487)	(4,3	21)	-

United Utilities Group PLC	(SONIA-1D)	10/03/17	(717)	(9,7	28)	-

WM Morrison Supermarkets	(SONIA-1D)	10/03/17	(536)	(1,3	27)	-

Swedbank	(STIBO-1W)	10/03/17	(14)	(2	92)	-

Swedish Match	(STIBO-1W)	10/03/17	(172)	(6,1	02)	-

Volvo	(STIBO-1W)	10/03/17	(1,728)	(15,6	28)	-

Clariant	(TOIS-1D)	10/03/17	(130)	(2,1	12)	-

Givaudan	(TOIS-1D)	10/03/17	(1)	(1,8	61)	-

LafargeHolcim Limited	(TOIS-1D)	10/03/17	(89)	(3,7	28)	-

SGS SA	(TOIS-1D)	10/03/17	(3)	(5,8	06)	-

						-

EONIA - Euro Overnight Index Average

FEDEF - Federal Funds Rate

STIBO - Stockholm Interbank Offered Rate

SONIA - Sterling Overnight Interbank Average Rate

TOIS - Tom/Next Index Swaps Rate

For the period ended January 31, 2016, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period. As of January 31, 2016, the Fund’s net assets were $10,504,550.

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

A list of open futures contracts held by the Fund at January 31, 2016 are as follows:
Type of contract	Number of contracts long/ (short)	Expiration date	Unrealized appreciation/ (depreciation) $

3-Month Euro EURIBOR	4	Sep-2016	1,689

3-Month Euro EURIBOR	9	Dec-2016	5,232

3-Month Euro EURIBOR	9	Mar-2017	5,713

3-Month Euro EURIBOR	9	Jun-2017	5,982

3-Month Euro EURIBOR	10	Sep-2017	5,803

3-Month Euro EURIBOR	10	Dec-2017	7,546

3-Month Euro EURIBOR	10	Mar-2018	8,642

3-Month Euro EURIBOR	10	Jun-2018	8,331

3-Month Euro EURIBOR	10	Sep-2018	8,902

3-Month Euro EURIBOR	10	Dec-2018	7,240

3-Month Euro EURIBOR	5	Mar-2019	2,064

3-Month New Zealand Bill	1	Mar-2016	3,307

3-Month New Zealand Bill	1	Jun-2016	(3,098)

90-Day Bank Bill	(3)	Mar-2016	(59)

90-Day Bank Bill	(2)	Jun-2016	(201)

90-Day Bank Bill	1	Dec-2016	176

90-Day Euro$	6	Sep-2016	1,425

90-Day Euro$	12	Dec-2016	4,875

90-Day Euro$	12	Mar-2017	4,850

90-Day Euro$	12	Jun-2017	5,525

90-Day Euro$	12	Sep-2017	6,438

90-Day Euro$	12	Dec-2017	6,738

90-Day Euro$	12	Mar-2018	6,875

90-Day Euro$	12	Jun-2018	7,288

90-Day Euro$	12	Sep-2018	7,213

90-Day Euro$	12	Dec-2018	7,675

90-Day Euro$	6	Mar-2019	2,425

90-Day Sterling	4	Sep-2016	1,706

90-Day Sterling	6	Dec-2016	3,160

90-Day Sterling	7	Mar-2017	4,250

90-Day Sterling	7	Jun-2017	4,389

90-Day Sterling	7	Sep-2017	4,268

90-Day Sterling	7	Dec-2017	4,141

90-Day Sterling	7	Mar-2018	3,853

90-Day Sterling	7	Jun-2018	4,026

90-Day Sterling	7	Sep-2018	4,043

90-Day Sterling	7	Dec-2018	4,589

90-Day Sterling	3	Mar-2019	551

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Type of contract	Number of contracts long/ (short)	Expiration date	Unrealized appreciation/ (depreciation) $

AUD Currency	(4)	Mar-2016	(2,020)

Australian 10-Year Bond	2	Mar-2016	1,351

Bank Acceptance Future	2	Jun-2016	103

Brent Crude Penultimate	(1)	Feb-2016	(6,980)

Brent Crude Penultimate	(2)	Mar-2016	(13,000)

Brent Crude Penultimate	(2)	Apr-2016	7,890

CAC40 10 Euro	(1)	Feb-2016	(1,335)

CAD Currency	(10)	Mar-2016	11,405

Canadian 10-Year Bond	1	Mar-2016	2,203

CHF Currency	(6)	Mar-2016	21,381

Cocoa	(2)	Mar-2016	8,950

Cocoa	(1)	May-2016	4,550

Cocoa (ICE)	(1)	Mar-2016	3,746

Cocoa (ICE)	(1)	May-2016	573

Coffee ‘C’	(1)	Mar-2016	1,088

Coffee ‘C’	(1)	May-2016	1,125

Coffee Robusta	(1)	Mar-2016	1,560

Copper	(1)	Mar-2016	38

Corn	(8)	Mar-2016	7,050

Corn	(5)	May-2016	(675)

E-MINI MSCI Emerging Index	(3)	Mar-2016	2,925

Euro Currency	(18)	Mar-2016	13,038

Euro Stoxx 51	(48)	Mar-2016	70,370

Euro-Bobl	15	Mar-2016	10,497

Euro-BTP	1	Mar-2016	155

Euro-Bund	9	Mar-2016	31,855

Euro-Oat	1	Mar-2016	2,179

Euro-Schatz	24	Mar-2016	4,584

FTSE 100 Index	(1)	Mar-2016	(1,298)

FTSE/JSE Top 40 Index	(1)	Mar-2016	(85)

Gasoil Euro	(2)	Feb-2016	6,775

Gasoil Euro	(1)	Mar-2016	3,625

Gasoil Euro	(1)	Apr-2016	(1,700)

Gasoline RBOB	(2)	Apr-2016	(6,304)

GBP Currency	(23)	Mar-2016	47,944

Gold 100 oz	(11)	Apr-2016	(24,610)

Hang Seng Index	(2)	Feb-2016	(7,227)

H-shares Index	(2)	Feb-2016	(3,256)

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Type of contract	Number of contracts long/ (short)	Expiration date	Unrealized appreciation/ (depreciation) $

Japanese 10-Year Bond	15	Mar-2016	7,300

Kansas City Hard Red Wheat Future	(2)	Mar-2016	–

Kansas City Hard Red Wheat Future	(1)	May-2016	(38)

Lean Hogs	1	Feb-2016	2,080

Lean Hogs	1	Apr-2016	10

Live Cattle	(3)	May-2016	(620)

LME Copper	(2)	Mar-2016	4,948

LME Lead	(1)	Mar-2016	(694)

LME Prime Aluminum	(1)	Mar-2016	(910)

Long Gilt	2	Mar-2016	7,318

Mexican Peso	3	Mar-2016	(2,840)

Mill Wheat	(1)	Mar-2016	516

MSCI Sing Index	(1)	Feb-2016	(534)

MSCI Taiwan Index	(2)	Feb-2016	(2,830)

Natural Gas	(4)	Mar-2016	(3,100)

Natural Gas	(2)	Apr-2016	(2,510)

New Zealand Future	(1)	Mar-2016	1,440

NY Harbor	(2)	Mar-2016	(12,394)

NY Harbor	(1)	Apr-2016	(8,560)

OMX Index	(2)	Feb-2016	(40)

Red Wheat	(1)	Mar-2016	438

Russell 2000 Index E-MINI	(10)	Mar-2016	87,110

S&P 500 Index E-MINI	(82)	Mar-2016	211,630

SGX CNX Nifty Index	(3)	Feb-2016	(598)

Short Euro-BTP Future	1	Mar-2016	128

Silver	(3)	Mar-2016	50

Soybean	(4)	Mar-2016	(1,488)

Soybean	(2)	May-2016	1,150

Soybean Meal	(2)	Mar-2016	1,270

Soybean Meal	(1)	May-2016	880

Soybean Oil	1	Mar-2016	72

Sugar #11	1	May-2016	(2,106)

U.S. 10-Year Treasury Note	9	Mar-2016	18,922

U.S. 2-Year Treasury Note	2	Apr-2016	625

U.S. 5-Year Treasury Note	3	Apr-2016	3,492

U.S. Long Treasury Bond	4	Mar-2016	10,031

U.S. Ultra Long Treasury Bond	3	Mar-2016	9,313

Wheat	(3)	Mar-2016	2,125

Wheat	(2)	May-2016	1,350

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

Type of contract	Number of contracts (short)	Expiration date	Unrealized appreciation/ (depreciation) $

WTI Crude Oil	(3)	Mar-2016	3,800

WTI Crude Oil	(1)	Apr-2016	(1,700)

WTI Crude Oil	(2)	Jun-2016	6,510

			707,588

AUD - Australian Dollar

Bobl - German Government Bonds

CAD - Canadian Dollar

CHF - Swiss Franc

Cl - Class

DJIA - Dow Jones Industrial Average

EURIBOR - Euro Interbank Offered Rate

E-MINI - Futures contract 1/5 the size of a standard contract

FTSE - Financial Times Stock Exchange

GBP - British Pound

ICE - Intercontinental Exchange

JSE - Johannesburg Stock Exchange

LME - London Metal Exchange

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poors

SGX - Singapore Exchange

WTI - West Texas Intermediate

 For the period ended January 31, 2016, the total number of all open futures contracts, as presented in the table above, is representative of the  volume of activity for the derivative type during the period. As of January 31, 2016, the Fund’s net assets were $10,504,550.

 The following shows the levels of inputs used as of January 31, 2016, in valuing the Fund’s financial instruments carried at fair value:

Financial Instruments	Level 1 $	Level 2 $	Level 3 $	Total $

Futures Contracts

Unrealized appreciation	820,398	-	-	820,398

Unrealized depreciation	(112,810)	-	-	(112,810)

Equity Swaps*

Unrealized appreciation	-	-	-	-

Unrealized depreciation	-	-	-	-

Total Financial Instruments	707,588	-	-	707,588

* Equity swaps reflect a fair value of $0 at the close of business on January 31, 2016 as the monthly realization of gains and losses on these positions was crystallized on January 31, 2016, upon the monthly re-set.

The cumulative net realized loss for the period ended January 31, 2016 was $(763,573).

Winton Diversified Opportunities Fund January 31, 2016 (Unaudited)

For the quarter ended January 31, 2016, there were no transfers between Levels.

For the quarter ended January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

WIN-QH-002-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Winton Diversified Opportunities Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 25, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 25, 2016